Segment information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of segment results
The below section splits out total operating revenue, depreciation, amortization of intangibles, operating net loss, drilling units and capital expenditures by segment:

Total operating revenue

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	232	276
Floaters	154	216
Jack-up rigs	60	98
Other	6	8
Total	452	598

Depreciation

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	43	52
Floaters	19	105
Jack-up rigs	21	25
Total	83	182

Loss on impairment of long-lived assets

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	152	160
Floaters	—	1,070
Jack-ups	—	—
Total	152	1,230

Operating loss - Net loss

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	(177)	(147)
Floaters	(27)	(1,184)
Jack-ups	(1)	10
Other	(47)	(51)
Operating loss	(252)	(1,372)
Unallocated items:
Total financial items and other	(342)	(374)
Income taxes	(11)	(2)
Net loss	(605)	(1,748)
Drilling units - Total assets

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Harsh environment	858	1,032
Floaters	507	528
Jack-ups	562	560
Total drilling units	1,927	2,120

Unallocated items:
Investments in associated companies	248	248
Cash and restricted cash	644	723
Other assets	838	870
Total assets	3,657	3,961

Drilling units - Capital expenditures

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	17	11
Floaters	12	58
Jack-ups	10	7
Other	1	9
Total	40	85

Schedule of revenues and fixed assets by geographic area
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:
Revenues

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Norway	234	291
Brazil	54	19
Angola	53	98
United States	46	59
Saudi Arabia	42	62
Nigeria	—	5
Others (1)	23	64
Total	452	598
(1)     Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Norway	858	1,044
Saudi Arabia	230	234
Brazil	161	79
Qatar	150	151
Malaysia	130	185
United States	87	87
Other (2)	311	340
Total	1,927	2,120
(1)     The countries in this table represent the location of the drilling unit at the end of the reporting period and are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by the assets during the period. In most cases these locations are different to the country in which the Company that owns the drilling unit is registered.
(2)     "Other" represents countries in which we operate that individually had fixed assets representing less than 5% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
ConocoPhillips	19%	13%
Lundin	12%	—%
Equinor	13%	19%
Sonagol	10%	9%
Saudi Aramco	9%	10%
Northern Ocean	5%	14%